STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance beginning at Aug. 31, 2012	$ 365,501	$ 29,262,684	$ (22,817,348)	$ 6,810,837
Balance beginning, shares at Aug. 31, 2012	36,550,009
Options issued to Officers and Directors		376,629		376,629
Repurchase of common stock outstanding	(5,769)	(126,923)		(132,692)
Repurchase of common stock outstanding, shares	(576,923)
Common Stock issued for assumption of West Lease	10,638	489,362		500,000
Common Stock issued for assumption of West Lease, shares	1,063,830
Net loss			(3,689,862)	(3,689,862)
Balance ending at Aug. 31, 2013	370,370	30,001,752	(26,507,210)	3,864,912
Balance ending, shares at Aug. 31, 2013	37,036,916
Options issued to Officers and Directors		654,111		654,111
Shares issued for services		113,223		113,223
Net loss			(2,791,438)	(2,791,438)
Balance ending at Aug. 31, 2014	$ 370,370	$ 30,769,086	$ (29,298,648)	$ 1,840,808
Balance ending, shares at Aug. 31, 2014	37,036,916